Risk Information - Liquidity investments - By region (Details) - Liquidity risk and refinancing risk	Dec. 31, 2018	Dec. 31, 2017
Sweden
Risk information
Percentage of liquidity investments	36.00%	43.00%
North America
Risk information
Percentage of liquidity investments	11.00%	15.00%
West Europe excl. Sweden
Risk information
Percentage of liquidity investments	30.00%	15.00%
Asia excl. Japan
Risk information
Percentage of liquidity investments	8.00%	10.00%
Japan
Risk information
Percentage of liquidity investments	8.00%	8.00%
Middle East/ Africa/Turkey
Risk information
Percentage of liquidity investments	5.00%	7.00%
Australia
Risk information
Percentage of liquidity investments	2.00%	2.00%